Intangible Assets (Including Goodwill) (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Disclosure of Changes in Intangible Assets and Goodwill

								Total intangible
				Computer	Customer	Work in		assets (excluding
(in millions of Euros)	Notes	Goodwill	Technology	Software	relationships	Progress	Other	goodwill)
Net balance at January 1, 2019		422	22	18	15	13	2	70
Intangible assets acquired through	3	22	—	—	—	—	—	—
business combination
Additions		—	—	—	—	1	—	1
Amortization expense		—	(2)	(3)	—	—	—	(5)
Transfer during the period		—	—	1	—	—	—	1
Effects of changes in foreign exchange rates		3	1	—	—	—	—	1

Net balance at June 30, 2019		447	21	16	15	14	2	68

Cost		447	85	67	40	14	2	208
Less accumulated amortization and impairment		—	(64)	(51)	(25)	—	—	(140)

Net balance at June 30, 2019		447	21	16	15	14	2	68